General and Summary of Significant Accounting Policies (Finite Lived Intangible Assets) (Details)	Dec. 31, 2022
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years